Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 14, 2022
Summary of Significant Accounting Policies
Cash	$ 302,582		$ 302,582		$ 809,481	$ 3,913
Cash equivalents	0		0		0
Common stock subject to possible redemption, shares outstanding							11,500,000
Deferred offering costs	0		0		0	$ 323,116
Federal depositary insurance coverage	$ 250,000		$ 250,000		$ 250,000
Effective tax rate	(4.11%)	(27.19%)	(9.36%)	(8.97%)	55.50%	(22.20%)
Statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits	$ 0	$ 0	$ 0	$ 0	$ 0
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0		$ 0		$ 0